iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .0%
ATI, Inc.
(a)
.............................. 516,432 $ 101,788,747
Axon Enterprise, Inc.
(a)
..................... 294,826 165,282,404
Boeing Co. (The)
(a)
........................ 1,878,138 406,560,533
BWX Technologies, Inc. .................... 330,962 64,421,753
Carpenter Technology Corp. ................. 184,161 113,597,871
Curtiss-Wright Corp.
(b)
...................... 71,753 54,371,553
FTAI Aviation Ltd. ......................... 387,039 104,705,661
General Electric Co. ....................... 3,941,520 1,473,064,270
HEICO Corp. ........................... 162,589 57,912,576
HEICO Corp. , Class A ...................... 287,605 74,176,205
Hexcel Corp. ............................ 48,892 4,892,133
Howmet Aerospace, Inc. .................... 1,519,084 408,420,924
Karman Holdings, Inc.
(a) (b)
................... 261,129 13,035,560
Kratos Defense & Security Solutions, Inc.
(a)
....... 47,224 2,354,589
Lockheed Martin Corp. ..................... 775,167 394,916,580
Rocket Lab Corp.
(a) (b)
...................... 2,049,581 208,339,909
TransDigm Group, Inc. ..................... 107,551 143,262,234
Woodward, Inc. .......................... 226,452 96,341,739
3,887,445,241
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 414,050 77,982,177
a
Automobiles  —  3 .6%
Rivian Automotive, Inc. , Class A
(a)
.............. 441,234 7,655,410
Tesla, Inc.
(a)
............................. 11,147,695 4,688,720,517
4,696,375,927
a
Banks  —  0 .3%
Bank of America Corp. ..................... 1,719,452 97,974,375
Citigroup, Inc. ........................... 1,007,861 141,060,226
NU Holdings Ltd. , Class A
(a) (b)
................. 13,231,949 176,778,839
Pinnacle Financial Partners, Inc. ............... 32,981 3,327,123
Popular, Inc. ............................ 18,334 3,010,076
Western Alliance Bancorp ................... 72,315 5,944,293
428,094,932
a
Beverages  —  0 .3%
Celsius Holdings, Inc.
(a) (b)
.................... 650,097 19,034,840
Coca-Cola Co. (The) ...................... 1,702,903 138,394,927
Coca-Cola Consolidated, Inc. ................. 25,062 4,784,837
Monster Beverage Corp.
(a)
................... 1,220,812 117,344,450
PepsiCo, Inc. ........................... 615,883 83,390,558
362,949,612
a
Biotechnology  —  1 .2%
AbbVie, Inc. ............................ 539,091 135,656,859
Alnylam Pharmaceuticals, Inc.
(a)
............... 508,607 153,105,965
Amgen, Inc. ............................ 1,457,038 527,622,601
Arrowhead Pharmaceuticals, Inc.
(a)
............. 324,343 26,437,198
Ascendis Pharma A.S.
(a)
.................... 179,472 47,868,772
Bridgebio Pharma, Inc.
(a)
.................... 609,418 45,389,453
Caris Life Sciences, Inc.
(a) (b)
.................. 413,529 7,369,087
Exelixis, Inc.
(a)
........................... 242,700 13,205,307
Halozyme Therapeutics, Inc.
(a)
................ 448,177 35,078,814
Insmed, Inc.
(a)
........................... 818,544 87,273,161
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 592,047 46,943,407
Madrigal Pharmaceuticals, Inc.
(a)
.............. 68,328 36,688,720
Natera, Inc.
(a)
........................... 521,070 141,444,451
Neurocrine Biosciences, Inc.
(a)
................ 325,077 54,786,852
Revolution Medicines, Inc.
(a)
.................. 729,975 136,709,718
Summit Therapeutics, Inc.
(a) (b)
................. 515,346 7,508,591
Security Shares Value
a
Biotechnology (continued)
Viking Therapeutics, Inc.
(a)
................... 33,753 $ 1,316,704
1,504,405,660
a
Broadline Retail  —  0 .7%
Amazon.com, Inc.
(a)
....................... 3,094,274 737,489,265
Coupang, Inc. , Class A
(a)
.................... 4,754,324 82,582,608
eBay, Inc. .............................. 370,346 41,386,165
Etsy, Inc.
(a)
............................. 177,160 13,345,463
874,803,501
a
Building Products  —  0 .4%
AAON, Inc.
(b)
............................ 259,953 32,977,638
Armstrong World Industries, Inc. ............... 40,980 6,574,012
Carlisle Companies, Inc. .................... 15,125 5,486,594
Johnson Controls International PLC ............ 149,595 21,857,325
Lennox International, Inc. ................... 35,339 20,247,480
Modine Manufacturing Co.
(a)
................. 198,317 52,954,605
Trane Technologies PLC .................... 843,041 414,068,017
554,165,671
a
Capital Markets  —  0 .8%
Ameriprise Financial, Inc. ................... 28,627 13,132,923
Ares Management Corp. , Class A .............. 750,977 83,591,250
Bank of New York Mellon Corp. (The) ........... 162,864 23,551,763
Blackstone, Inc. .......................... 2,246,020 264,289,173
Brookfield Asset Management Ltd. , Class A ....... 1,349,609 60,529,964
Bullish
(a) (b)
.............................. 21,784 510,399
Charles Schwab Corp. (The) ................. 467,653 43,150,342
Freedom Holding Corp. N.V.
(a) (b)
............... 57,657 7,522,509
Interactive Brokers Group, Inc. , Class A .......... 661,336 57,562,685
KKR & Co., Inc. .......................... 572,193 52,515,874
Lazard, Inc. , Class A ....................... 70,794 2,969,100
LPL Financial Holdings, Inc. .................. 108,792 30,644,531
Moody's Corp. ........................... 265,056 120,049,163
Morningstar, Inc. ......................... 4,869 759,661
MSCI, Inc. , Class A ....................... 13,664 7,652,387
Northern Trust Corp. ....................... 35,253 6,128,382
Robinhood Markets, Inc. , Class A
(a)
............. 2,427,648 243,444,541
Tradeweb Markets, Inc. , Class A ............... 31,155 3,104,907
1,021,109,554
a
Chemicals  —  0 .1%
Sherwin-Williams Co. (The) .................. 233,042 80,241,022
Solstice Advanced Materials, Inc. .............. 607,179 53,796,059
134,037,081
a
Commercial Services & Supplies  —  0 .3%
Cintas Corp. ............................ 1,301,240 221,314,899
Clean Harbors, Inc.
(a)
...................... 36,472 10,896,010
Rollins, Inc. ............................. 1,134,010 47,333,578
Waste Management, Inc. .................... 382,375 85,223,740
364,768,227
a
Communications Equipment  —  1 .1%
Applied Optoelectronics, Inc.
(a)
................ 294,412 43,620,082
Arista Networks, Inc.
(a)
..................... 3,985,134 676,994,564
Ciena Corp.
(a)
........................... 536,956 263,409,135
Lumentum Holdings, Inc.
(a)
.................. 271,145 232,658,679
Motorola Solutions, Inc. .................... 240,314 99,800,001
Ubiquiti, Inc.
(b)
........................... 16,292 8,700,417
Viavi Solutions, Inc.
(a)
...................... 882,344 42,131,926
1,367,314,804
a
Construction & Engineering  —  0 .8%
Comfort Systems USA, Inc. .................. 132,987 263,573,585
Dycom Industries, Inc.
(a)
.................... 45,175 22,840,028

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction & Engineering (continued)
EMCOR Group, Inc. ....................... 168,711 $ 140,009,885
Everus Construction Group, Inc.
(a)
.............. 167,485 27,794,136
IES Holdings, Inc.
(a)
....................... 33,222 24,406,874
MasTec, Inc.
(a)
........................... 236,591 98,436,051
Primoris Services Corp. .................... 10,932 1,083,580
Quanta Services, Inc. ...................... 569,598 410,133,344
Solv Energy, Inc. , Class A
(a)
.................. 144,575 4,922,779
Sterling Infrastructure, Inc.
(a)
................. 114,661 96,241,857
1,089,442,119
a
Consumer Finance  —  0 .2%
Ally Financial, Inc. ........................ 104,976 4,823,647
American Express Co. ..................... 589,923 199,541,455
Credit Acceptance Corp.
(a) (b)
.................. 1,592 1,013,690
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 244,660 7,513,508
SoFi Technologies, Inc.
(a) (b)
.................. 572,575 10,266,270
223,158,570
a
Consumer Staples Distribution & Retail  —  0 .8%
Casey's General Stores, Inc. ................. 124,399 98,871,081
Costco Wholesale Corp. .................... 740,683 692,886,726
Maplebear, Inc.
(a)
......................... 272,465 12,901,218
Sysco Corp. ............................ 867,120 72,473,889
Walmart, Inc. ............................ 1,438,315 162,903,557
1,040,036,471
a
Diversified Consumer Services  —  0 .0%
Grand Canyon Education, Inc.
(a)
............... 24,046 3,441,223
H&R Block, Inc. .......................... 80,158 3,052,417
6,493,640
a
Diversified Telecommunication Services  —  0 .3%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 916,567 81,446,144
Globalstar, Inc.
(a)
......................... 196,535 15,976,330
Iridium Communications, Inc. ................. 107,156 5,877,507
Space Exploration Technologies Corp. , Class A
(a) (b)
.. 1,825,312 311,872,808
415,172,789
a
Electric Utilities  —  0 .1%
Constellation Energy Corp. .................. 81,662 20,282,391
NRG Energy, Inc. ......................... 776,307 113,387,400
133,669,791
a
Electrical Equipment  —  1 .9%
Bloom Energy Corp. , Class A
(a) (b)
.............. 1,024,211 310,028,670
Eaton Corp. PLC ......................... 229,197 97,665,426
Forgent Power Solutions, Inc. , Class A
(a) (b)
........ 487,510 27,232,309
GE Vernova, Inc.
(b)
........................ 1,026,793 1,206,338,024
nVent Electric PLC ........................ 250,162 42,429,977
Powell Industries, Inc. ...................... 110,236 31,567,181
Rockwell Automation, Inc. ................... 352,943 174,735,020
Vertiv Holdings Co. , Class A ................. 1,463,997 490,175,475
Vicor Corp.
(a)
............................ 94,004 35,700,839
2,415,872,921
a
Electronic Equipment, Instruments & Components  —  1 .7%
Advanced Energy Industries, Inc. .............. 136,402 50,860,214
Amphenol Corp. , Class A ................... 4,680,405 825,249,010
Coherent Corp.
(a)
......................... 140,540 55,438,814
Corning, Inc. ............................ 3,017,072 770,650,701
Fabrinet
(a)
.............................. 136,639 76,802,049
Jabil, Inc. .............................. 397,860 153,367,073
Keysight Technologies, Inc.
(a)
................. 371,579 130,078,660
Sanmina Corp.
(a)
......................... 62,601 15,843,061
TTM Technologies, Inc.
(a)
.................... 335,315 62,710,611
2,141,000,193
a
Security Shares Value
a
Energy Equipment & Services  —  0 .0%
TechnipFMC PLC ........................ 595,106 $ 39,455,528
a
Entertainment  —  1 .5%
Electronic Arts, Inc. ....................... 131,141 26,889,151
Live Nation Entertainment, Inc.
(a)
.............. 610,079 111,711,566
Madison Square Garden Sports Corp.
(a)
.......... 32,915 13,226,564
Netflix, Inc.
(a)
............................ 16,010,912 1,143,179,117
ROBLOX Corp. , Class A
(a)
................... 2,423,451 131,787,265
Roku, Inc. , Class A
(a)
...................... 469,875 64,908,532
Spotify Technology SA
(a) (b)
................... 602,739 276,735,557
Take-Two Interactive Software, Inc.
(a) (b)
.......... 698,864 174,702,023
TKO Group Holdings, Inc. , Class A ............. 90,733 18,265,460
1,961,405,235
a
Financial Services  —  3 .1%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 1,068,735 87,155,339
Chime Financial, Inc. , Class A
(a)
............... 50,990 1,044,275
Corpay, Inc.
(a)
........................... 90,035 30,005,965
Equitable Holdings, Inc. .................... 580,473 25,471,155
Mastercard, Inc. , Class A .................... 3,082,595 1,583,220,792
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 79,400 3,862,016
Toast, Inc. , Class A
(a)
...................... 1,818,476 50,590,002
UWM Holdings Corp. ...................... 131,196 300,439
Visa, Inc. , Class A ........................ 6,301,050 2,161,827,245
WEX, Inc.
(a)
............................. 11,837 1,670,082
3,945,147,310
a
Food Products  —  0 .0%
Hershey Co. (The) ........................ 58,259 10,221,542
a
Ground Transportation  —  0 .2%
Avis Budget Group, Inc.
(a) (b)
.................. 19,878 2,938,565
Landstar System, Inc. ...................... 42,199 8,727,175
Lyft, Inc. , Class A
(a)
........................ 195,995 2,863,487
Old Dominion Freight Line, Inc. ............... 147,646 31,980,123
Uber Technologies, Inc.
(a)
................... 737,054 53,185,817
U-Haul Holding Co.
(a) (b)
..................... 11,934 780,961
U-Haul Holding Co. , NVS ................... 19,999 1,153,942
Union Pacific Corp. ....................... 153,261 41,686,992
XPO, Inc.
(a) (b)
............................ 434,809 89,261,940
232,579,002
a
Health Care Equipment & Supplies  —  0 .7%
Dexcom, Inc.
(a)
.......................... 1,463,848 98,590,163
IDEXX Laboratories, Inc.
(a)
................... 253,409 133,404,634
Insulet Corp.
(a)
........................... 263,997 40,193,543
Intuitive Surgical, Inc.
(a) (b)
.................... 1,345,199 534,958,739
Penumbra, Inc.
(a)
......................... 145,287 45,874,370
853,021,449
a
Health Care Providers & Services  —  0 .6%
Cardinal Health, Inc. ....................... 409,034 97,170,117
Cencora, Inc. ........................... 712,563 201,641,078
Centene Corp.
(a)
......................... 152,090 9,762,657
DaVita, Inc.
(a)
............................ 6,443 1,433,438
Guardant Health, Inc.
(a)
..................... 431,361 64,717,091
McKesson Corp. ......................... 438,768 331,533,101
706,257,482
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a) (b)
..................... 1,578,003 225,812,229
Booking Holdings, Inc. ..................... 2,954,231 526,562,133
Cava Group, Inc.
(a)
........................ 383,080 30,064,118
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 4,872,372 165,660,648
Choice Hotels International, Inc.
(b)
.............. 106,331 11,725,119
Churchill Downs, Inc. ...................... 38,152 3,419,945

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc. ................... 436,788 $ 89,982,696
Domino's Pizza, Inc. ....................... 5,841 1,729,170
DoorDash, Inc. , Class A
(a)
................... 1,430,125 263,900,966
DraftKings, Inc. , Class A
(a)
................... 1,819,222 45,953,548
Dutch Bros, Inc. , Class A
(a)
.................. 447,676 32,147,614
Expedia Group, Inc. ....................... 435,410 111,412,711
Hilton Worldwide Holdings, Inc. ............... 851,586 281,415,110
Hyatt Hotels Corp. , Class A
(b)
................. 142,062 27,537,298
Las Vegas Sands Corp. .................... 1,052,593 48,619,271
Marriott International, Inc. , Class A ............. 621,882 230,463,250
Planet Fitness, Inc. , Class A
(a) (b)
............... 301,463 15,727,325
Restaurant Brands International, Inc. ............ 749,245 54,327,755
Royal Caribbean Cruises Ltd. ................ 543,938 172,716,633
Starbucks Corp. .......................... 2,392,528 244,492,436
Texas Roadhouse, Inc. , Class A ............... 80,034 15,464,970
Travel + Leisure Co. ....................... 64,540 4,932,792
Vail Resorts, Inc. ......................... 108,640 14,791,336
Viking Holdings Ltd.
(a)
...................... 675,754 70,731,171
Wingstop, Inc. ........................... 103,372 17,925,739
Wyndham Hotels & Resorts, Inc. .............. 253,695 21,363,656
Wynn Resorts Ltd. ........................ 245,958 23,880,062
Yum! Brands, Inc. ........................ 315,088 50,369,968
2,803,129,669
a
Household Durables  —  0 .0%
NVR, Inc.
(a)
............................. 4,020 27,389,868
SharkNinja, Inc.
(a)
......................... 46,391 7,063,957
Somnigroup International, Inc. ................ 129,252 10,133,357
TopBuild Corp.
(a) (b)
........................ 7,903 2,801,851
47,389,033
a
Household Products  —  0 .1%
Colgate-Palmolive Co. ..................... 1,307,847 119,903,413
Kimberly-Clark Corp.
(b)
..................... 405,056 44,462,997
164,366,410
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Talen Energy Corp.
(a)
...................... 120,296 46,224,941
Vistra Corp. ............................ 1,283,617 203,620,165
249,845,106
a
Industrial Conglomerates  —  0 .0%
3M Co. ................................ 277,743 44,969,369
a
Insurance  —  0 .0%
Ryan Specialty Holdings, Inc. , Class A ........... 61,684 2,329,188
a
Interactive Media & Services  —  14 .2%
Alphabet, Inc. , Class A ..................... 22,235,568 7,946,324,936
Alphabet, Inc. , Class C , NVS ................. 18,144,324 6,410,933,999
Meta Platforms, Inc. , Class A ................. 6,862,786 3,865,738,726
Reddit, Inc. , Class A
(a) (b)
..................... 509,086 88,367,148
18,311,364,809
a
IT Services  —  0 .8%
Cloudflare, Inc. , Class A
(a)
................... 1,205,931 295,790,756
CoreWeave, Inc. , Class A
(a) (b)
................. 1,327,266 132,116,058
DigitalOcean Holdings, Inc.
(a)
................. 309,353 48,577,702
Gartner, Inc.
(a) (b)
.......................... 248,915 32,264,362
GoDaddy, Inc. , Class A
(a)
.................... 502,728 42,671,553
Kyndryl Holdings, Inc.
(a) (b)
................... 67,646 765,076
MongoDB, Inc. , Class A
(a)
................... 270,797 90,960,712
Snowflake, Inc. , Class A
(a)
................... 1,278,061 325,266,524
Twilio, Inc. , Class A
(a)
...................... 83,588 17,246,712
985,659,455
a
Security Shares Value
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 131,400 $ 10,852,326
a
Life Sciences Tools & Services  —  0 .1%
Medpace Holdings, Inc.
(a) (b)
.................. 88,029 46,619,278
Tempus AI, Inc. , Class A
(a) (b)
.................. 407,962 23,633,239
70,252,517
a
Machinery  —  1 .7%
Allison Transmission Holdings, Inc. ............. 45,069 5,081,079
Caterpillar, Inc. .......................... 1,733,413 1,845,911,504
Cummins, Inc. ........................... 238,867 170,362,333
Illinois Tool Works, Inc. ..................... 319,067 86,298,051
Lincoln Electric Holdings, Inc. ................ 47,957 12,733,063
RBC Bearings, Inc.
(a)
...................... 21,031 13,545,226
2,133,931,256
a
Media  —  0 .0%
EchoStar Corp. , Class A
(a) (b)
.................. 452,603 45,939,205
NIQ Global Intelligence PLC
(a) (b)
............... 95,778 895,524
Trade Desk, Inc. (The) , Class A
(a)
.............. 455,425 8,234,084
55,068,813
a
Metals & Mining  —  0 .1%
Almonty Industries, Inc.
(a)
................... 786,540 13,025,102
Anglogold Ashanti PLC ..................... 1,743,668 141,045,305
Aura Minerals, Inc. ........................ 155,694 9,800,937
Hecla Mining Co. ......................... 127,233 1,963,205
Southern Copper Corp. ..................... 80,633 14,051,107
Steel Dynamics, Inc. ....................... 42,538 9,760,769
189,646,425
a
Oil, Gas & Consumable Fuels  —  0 .4%
Cheniere Energy, Inc. ...................... 53,756 12,848,222
Marathon Petroleum Corp. .................. 572,715 146,426,044
Matador Resources Co. .................... 38,459 1,914,489
Permian Resources Corp. , Class A ............. 361,713 6,659,136
Phillips 66 .............................. 93,681 15,836,773
Targa Resources Corp. ..................... 810,026 217,200,372
Texas Pacific Land Corp. .................... 224,592 98,290,443
Valero Energy Corp. ....................... 135,717 35,346,135
534,521,614
a
Passenger Airlines  —  0 .1%
Alaska Air Group, Inc.
(a)
..................... 62,200 3,246,840
American Airlines Group, Inc.
(a)
................ 2,489,663 44,988,210
Delta Air Lines, Inc. ....................... 153,168 14,345,715
Southwest Airlines Co. ..................... 160,513 8,253,578
United Airlines Holdings, Inc.
(a)
................ 73,543 10,001,113
80,835,456
a
Personal Care Products  —  0 .0%
Estee Lauder Companies, Inc. (The) , Class A ...... 168,513 13,304,101
a
Pharmaceuticals  —  3 .0%
Axsome Therapeutics, Inc.
(a)
................. 164,548 40,276,414
Corcept Therapeutics, Inc.
(a)
................. 361,803 31,458,771
Eli Lilly & Co. ........................... 3,046,614 3,654,200,230
Zoetis, Inc. , Class A ....................... 1,264,358 90,856,766
3,816,792,181
a
Professional Services  —  0 .1%
Automatic Data Processing, Inc. ............... 562,357 125,939,850
Booz Allen Hamilton Holding Corp. , Class A ....... 100,146 6,075,858
ExlService Holdings, Inc.
(a)
.................. 85,371 2,207,694
Paylocity Holding Corp.
(a)
................... 11,500 1,202,095
Planet Labs PBC
(a) (b)
....................... 1,064,539 35,268,177

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Professional Services (continued)
UL Solutions, Inc. , Class A ................... 101,941 $ 10,383,710
181,077,384
a
Real Estate Management & Development  —  0 .0%
CBRE Group, Inc. , Class A
(a)
................. 105,308 14,183,934
CoStar Group, Inc.
(a)
....................... 161,347 4,569,347
Jones Lang LaSalle, Inc.
(a)
................... 8,969 2,779,942
21,533,223
a
Retail REITs  —  0 .2%
Simon Property Group, Inc. .................. 1,219,640 272,772,486
a
Semiconductors & Semiconductor Equipment  —  33 .1%
Advanced Micro Devices, Inc.
(a)
............... 6,207,187 3,605,817,000
Allegro MicroSystems, Inc.
(a) (b)
................ 473,093 32,936,735
Analog Devices, Inc. ....................... 132,066 52,452,653
Applied Materials, Inc. ..................... 3,025,241 2,187,249,243
Astera Labs, Inc.
(a)
........................ 584,218 282,188,978
Broadcom, Inc. .......................... 17,752,754 6,706,102,823
Credo Technology Group Holding Ltd.
(a)
.......... 628,609 170,950,218
Entegris, Inc. ............................ 81,882 14,727,297
First Solar, Inc.
(a)
......................... 19,462 4,592,254
FormFactor, Inc.
(a)
........................ 296,038 47,345,357
KLA Corp.
(b)
............................ 4,991,645 1,506,029,213
Lam Research Corp. ...................... 4,769,176 2,066,627,036
Lattice Semiconductor Corp.
(a)
................ 519,724 79,496,983
MACOM Technology Solutions Holdings, Inc.
(a)
..... 255,332 97,120,633
Marvell Technology, Inc. .................... 3,328,609 991,559,335
Microchip Technology, Inc. ................... 2,026,666 184,831,939
Micron Technology, Inc. ..................... 4,301,635 4,965,334,264
MKS, Inc. .............................. 21,554 9,587,219
Monolithic Power Systems, Inc. ............... 180,415 249,398,479
NVIDIA Corp. ........................... 89,019,542 17,811,920,159
ON Semiconductor Corp.
(a)
.................. 76,870 7,267,290
Onto Innovation, Inc.
(a)
..................... 36,756 13,910,308
Rambus, Inc.
(a)
.......................... 410,191 54,448,753
Semtech Corp.
(a)
......................... 353,641 57,236,796
SiTime Corp.
(a)
........................... 84,796 63,220,506
Teradyne, Inc.
(b)
.......................... 597,627 289,155,848
Texas Instruments, Inc. ..................... 3,470,148 1,034,347,014
42,585,854,333
a
Software  —  9 .2%
Adobe, Inc.
(a)
............................ 1,074,071 220,206,036
Appfolio, Inc. , Class A
(a) (b)
................... 87,068 13,961,354
AppLovin Corp. , Class A
(a)
................... 915,796 471,845,573
Atlassian Corp. , Class A
(a)
................... 644,257 50,116,752
Autodesk, Inc.
(a)
.......................... 805,656 156,635,640
Bentley Systems, Inc. , Class B ................ 123,177 3,681,761
Cadence Design Systems, Inc.
(a)
.............. 1,052,352 394,968,753
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 957,571 730,760,733
Datadog, Inc. , Class A
(a)
.................... 1,253,429 326,342,774
Docusign, Inc. , Class A
(a)
.................... 45,450 2,018,889
Dynatrace, Inc.
(a)
......................... 195,614 8,589,411
Elastic N.V.
(a)
............................ 173,796 9,909,848
Fair Isaac Corp.
(a) (b)
....................... 70,784 84,571,307
Fortinet, Inc.
(a)
........................... 2,312,916 355,310,156
Gen Digital, Inc. .......................... 188,313 4,687,111
Guidewire Software, Inc.
(a)
................... 168,931 20,786,960
HubSpot, Inc.
(a)
.......................... 167,410 30,553,999
Intuit, Inc. .............................. 325,212 84,880,332
IREN Ltd.
(a) (b)
............................ 148,531 6,792,323
Klaviyo, Inc. , Class A
(a)
..................... 117,027 1,767,108
Manhattan Associates, Inc.
(a) (b)
................ 223,119 31,069,321
Microsoft Corp. .......................... 14,175,572 5,287,771,867
Security Shares Value
a
Software (continued)
Oracle Corp. ............................ 6,540,397 $ 958,495,180
Palantir Technologies, Inc. , Class A
(a)
........... 8,473,982 988,659,480
Palo Alto Networks, Inc.
(a)
................... 3,077,201 1,049,387,085
Pegasystems, Inc. ........................ 122,668 3,676,360
Procore Technologies, Inc.
(a)
................. 465,324 18,901,461
RingCentral, Inc. , Class A ................... 29,481 1,149,169
Rubrik, Inc. , Class A
(a)
...................... 398,164 31,964,606
Samsara, Inc. , Class A
(a)
.................... 1,311,422 42,529,415
SentinelOne, Inc. , Class A
(a)
.................. 838,323 14,226,341
ServiceNow, Inc.
(a)
........................ 3,916,301 388,810,363
Terawulf, Inc.
(a)
.......................... 1,379,324 34,069,303
Workday, Inc. , Class A
(a)
.................... 57,901 7,088,240
Zscaler, Inc.
(a)
........................... 398,629 56,266,483
11,892,451,494
a
Specialized REITs  —  0 .2%
American Tower Corp. ..................... 1,151,028 188,273,650
Lamar Advertising Co. , Class A ............... 73,051 11,394,495
Public Storage ........................... 68,493 21,802,007
221,470,152
a
Specialty Retail  —  1 .5%
AutoZone, Inc.
(a)
......................... 8,524 27,242,193
Burlington Stores, Inc.
(a)
.................... 238,997 75,714,250
Carvana Co. , Class A
(a) (b)
.................... 2,645,276 174,112,066
Chewy, Inc. , Class A
(a)
..................... 890,471 17,497,755
Five Below, Inc.
(a)
......................... 82,704 14,869,352
Home Depot, Inc. (The) .................... 2,817,477 993,667,788
Murphy USA, Inc. ........................ 63,801 34,380,445
Ross Stores, Inc. ......................... 1,050,980 223,701,093
TJX Companies, Inc. (The) .................. 1,927,239 291,976,709
Ulta Beauty, Inc.
(a)
........................ 36,389 16,410,711
Valvoline, Inc.
(a)
.......................... 435,347 17,213,620
Williams-Sonoma, Inc. ..................... 57,606 13,427,959
1,900,213,941
a
Technology Hardware, Storage & Peripherals  —  8 .5%
Apple, Inc. ............................. 29,890,420 8,649,091,931
Dell Technologies, Inc. , Class C ............... 135,719 58,557,320
Everpure, Inc. , Class A
(a)
.................... 1,026,753 80,897,869
NetApp, Inc. ............................ 266,026 41,170,184
Sandisk Corp.
(a) (b)
......................... 555,218 1,262,415,823
Super Micro Computer, Inc.
(a) (b)
................ 195,524 5,734,719
Western Digital Corp. ...................... 1,289,885 823,875,347
10,921,743,193
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Amer Sports, Inc.
(a)
........................ 105,227 3,560,881
Deckers Outdoor Corp.
(a) (b)
................... 41,548 4,125,301
On Holding AG , Class A
(a)
................... 862,597 30,553,186
Ralph Lauren Corp. , Class A ................. 90,656 36,390,225
Tapestry, Inc. ............................ 771,898 112,990,429
187,620,022
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 3,584,309 172,154,361
Ferguson Enterprises, Inc. ................... 35,974 8,537,709
United Rentals, Inc. ....................... 54,830 62,116,359
WW Grainger, Inc. ........................ 142,357 193,662,463
436,470,892
a
Total Long-Term Investments — 99.9%
(Cost: $ 84,190,813,330 ) .............................. 128,621,851,277

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 806,887,917 $ 807,129,984
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 243,474,786 243,474,786
a
Total Short-Term Securities — 0.8%
(Cost: $ 1,050,310,628 ) ............................... 1,050,604,770
Total Investments — 100.7%
(Cost: $ 85,241,123,958 ) .............................. 129,672,456,047
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (878,481,499)
Net Assets — 100.0% ................................. $ 128,793,974,548
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 551,248,445  $ 255,833,668
(a)
$ —  $ 126,212  $ (78,341) $ 807,129,984  806,887,917  $ 834,715
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 155,046,784  88,428,002
(a)
—  —  —  243,474,786  243,474,786  1,873,174  —
$ —  $ 126,212  $ (78,341)
$ 1,050,604,770
$ 2,707,889  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index .......................................................... 587 09/18/26 $ 148,115 $ 5,930,126

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 1000 Growth ETF

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 128,621,851,277  $ —  $ —  $ 128,621,851,277
Short-Term Securities
Money Market Funds ...................................... 1,050,604,770  —  —  1,050,604,770
$ 129,672,456,047  $ —  $ —  $ 129,672,456,047
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 5,930,126  $ —  $ —  $ 5,930,126
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)